Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Spot Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.1636	7.2993	7.2672
Average Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.252	7.1957	7.2151